Capital adequacy and liquidity situation - Capital adequacy (Details) - SEK (kr) kr in Millions	Jun. 30, 2024	Dec. 31, 2023
Capital adequacy
Capital base requirement of 8 percent	8.00%
of which Capital conservation buffer	2.50%
Individual Pillar 2 requirement	3.67%
Minimum capital requirement one	4.50%
Minimum capital requirement two	1.50%
Minimum capital requirement three	2.00%
Additional capital pillar 2 guidance	1.50%
Parent Company
Capital adequacy
Common Equity Tier 1 capital ratio	22.60%	21.30%
Tier 1 capital ratio	22.60%	21.30%
Total capital ratio	22.60%	21.30%
Capital base requirement of 8 percent	kr 8,074	kr 8,377
of which Tier 1 requirement of 6 percent	6,055	6,283
of which minimum requirement of 4.5 percent	4,541	4,712
Pillar 2 capital requirements	3,704	3,843
Common Equity Tier 1 capital available to meet buffer requirements	11,031	10,084
Capital buffer requirements	4,143	4,271
of which Capital conservation buffer	2,523	2,618
of which Countercyclical buffer	1,620	1,653
Pillar 2 guidance	1,514	1,571
Total risk-based capital requirement	kr 17,435	kr 18,062
Capital base requirement of 8 percent	8.00%	8.00%
of which Tier 1 requirement of 6 percent	6.00%	6.00%
of which minimum requirement of 4.5 percent	4.50%	4.50%
Pillar 2 capital requirements	3.70%	3.70%
Common Equity Tier 1 capital available to meet buffer requirements	10.90%	9.60%
Capital buffer requirements	4.10%	4.10%
of which Capital conservation buffer	2.50%	2.50%
of which Countercyclical buffer	1.60%	1.60%
Pillar 2 guidance	1.50%	1.50%
Total risk-based capital requirement	17.30%	17.20%